UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001861132

BMO 2026-5C14 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: 0002063015
Central Index Key Number of underwriter: Not applicable

Paul Vanderslice, BMO Commercial Mortgage Securities LLC, (212) 885-4000
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See the agreed-upon procedures report, dated February 25, 2026, of PricewaterhouseCoopers LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of PricewaterhouseCoopers LLP with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP, attached as Exhibit 99.1 to this Form ABS-15G.

See the underwriting information comparison agreed-upon procedures report, dated February 25, 2026, of Ernst & Young LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP, attached as Exhibit 99.2 to this Form ABS-15G.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Not Applicable

Exhibits.

99.1	Agreed-upon procedures report, dated February 25, 2026, of PricewaterhouseCoopers LLP.

99.2	Underwriting information comparison agreed-upon procedures report, dated February 25, 2026, of Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 25, 2026

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: Chief Executive Officer

BMO 2026-5C14 - Form ABS-15G

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Agreed-upon procedures report, dated February 25, 2026, of PricewaterhouseCoopers LLP.

Exhibit 99.2	Underwriting information comparison agreed-upon procedures report, dated February 25, 2026, of Ernst & Young LLP.